Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure Of Financial Instruments [Abstract]
Reconciliation of Changes in the Fair Value of Available for Sale Financial Assets	The following table provides a reconciliation of changes in the fair value of equity instruments classified at FVOCI:
Total
As at December 31, 2018	38
Change in Fair Value	3
As at June 30, 2019	41

Summary of Unrealized Risk Management Positions

Summary of Unrealized Risk Management Positions

	June 30, 2019			December 31, 2018
	Risk Management			Risk Management
As at	Asset	Liability	Net	Asset	Liability	Net
Crude Oil	15	9	6	156	2	154
Foreign Exchange	-	-	-	-	1	(1)
Interest Rate	-	-	-	7	-	7
Total Fair Value	15	9	6	163	3	160

Summary of Fair Value Hierarchy for Risk Management Assets and Liabilities Carried at Fair Value

The following table presents the Company’s fair value hierarchy for risk management assets and liabilities carried at fair value:

As at	June 30, 2019	December 31, 2018
Level 2 – Prices Sourced From Observable Data or Market Corroboration	6	160

Reconciliation of Changes in the Fair Value of Cenovus's Risk Management Assets and Liabilities

The following table provides a reconciliation of changes in the fair value of Cenovus’s risk management assets and liabilities from January 1 to June 30:

2019
Fair Value of Contracts, Beginning of Year	160
Fair Value of Contracts Realized During the Period	33
Change in Fair Value of Contracts in Place at Beginning of Year and Contracts Entered Into During the Period	(181)
Unrealized Foreign Exchange Gain (Loss) on U.S. Dollar Contracts	(6)
Fair Value of Contracts, End of Period	6

Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax	Changes in the following inputs to the option pricing model, with fluctuations in all other variables held constant, could have resulted in unrealized gains (losses) impacting earnings before income tax as follows:
	Sensitivity Range	Increase	Decrease
WCS Forward Prices	± $5.00 per bbl	(136)	94
WTI Option Volatility	± five percent	(61)	58
Canadian per U.S. Dollar Foreign Exchange Rate Option Volatility	± five percent	2	(14)

Summary of Earnings Impact of (Gains) Losses from Risk Management Positions

D) Earnings Impact of (Gains) Losses From Risk Management Positions

	Three Months Ended		Six Months Ended
For the periods ended June 30,	2019	2018	2019	2018
Realized (Gain) Loss (1)	52	697	33	1,166
Unrealized (Gain) Loss (2)	(88)	(122)	148	(261)
(Gain) Loss on Risk Management From Continuing Operations	(36)	575	181	905
(1)	Realized gains and losses on risk management are recorded in the reportable segment to which the derivative instrument relates.
(2)	Unrealized gains and losses on risk management are recorded in the Corporate and Eliminations segment.